Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Employment Contracts Total Compensation Charged To Operations	$ 1,340,803	$ 1,166,217	$ 1,063,256
Capital Leases, Future Minimum Payments Due, Next Twelve Months	68,445
Capital Leases, Future Minimum Payments Due in Two Years	11,864
Monthly Paid Rent For Storage Space	1,547
Operating Leases, Rent Expense	93,519	83,969	66,753
Gaming Rentals [Member]
Commitments and Contingencies Disclosure [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments	425,000
Operating Leases, Rent Expense	5,106,581	2,127,193	0
Subsequent Event [Member]
Commitments and Contingencies Disclosure [Line Items]
Fees and Commissions, Transfer Agent	$ 1,078,000
Mr.Vong Veng [Member]
Commitments and Contingencies Disclosure [Line Items]
Employment Agreement Term				5 years